Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 13, 2020	Dec. 24, 2019	Dec. 31, 2019	Dec. 23, 2019
Ture North Financial, LLC(“TNF”) | Promissory Note
Shares issued price per share				$ 0.193
Ture North Financial, LLC(“TNF”) | Promissory Note | Subsequent Event
Promissory notes payable amount	$ 8.0
Promissory note payable due date	Apr. 26, 2020
Class A Ordinary Shares
Ordinary shares voting rights			one vote per share
Class A Ordinary Shares | Ture North Financial, LLC(“TNF”) | Promissory Note
Ordinary shares issued		37,985,203
Class B Ordinary Shares
Ordinary shares voting rights			ten votes per share
Class B Ordinary Shares | Ture North Financial, LLC(“TNF”) | Promissory Note
Ordinary shares issued		3,465,574
Ordinary shares voting rights			10 votes per share
American Depositary Shares | Ture North Financial, LLC(“TNF”) | Promissory Note
Shares issued price per share				$ 1.93